Loans and Allowance for Loan and Lease Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, gross	$ 1,420,000
Loans held for sale	190	$ 419
Unearned income, net deferred loan fees, and unamortized discounts and premiums	138	105
Portfolio of loans outstanding [Abstract]
Loans Amount	1,420,749	1,241,157
Loans pledged	502,000	425,200
Commercial and Industrial
Portfolio of loans outstanding [Abstract]
Loans Amount	36,777	34,640
Real Estate | Real Estate Construction
Portfolio of loans outstanding [Abstract]
Loans Amount	231,095	139,877
Real Estate | Real Estate Construction | Construction
Portfolio of loans outstanding [Abstract]
Loans Amount	231,095	139,877
Real Estate | Real Estate Mortgage | Commercial – Owner Occupied
Portfolio of loans outstanding [Abstract]
Loans Amount	136,753	135,617
Real Estate | Real Estate Mortgage | Commercial – Non-owner Occupied
Portfolio of loans outstanding [Abstract]
Loans Amount	298,204	321,580
Real Estate | Real Estate Mortgage | Residential – 1 to 4 Family
Portfolio of loans outstanding [Abstract]
Loans Amount	636,891	545,391
Real Estate | Real Estate Mortgage | Residential – Multifamily
Portfolio of loans outstanding [Abstract]
Loans Amount	68,258	49,628
Consumer
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 12,771	$ 14,424